UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		January 30, 2001

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
Name of Issuer         Title of  Cusip      Fair MarkeShares oInvestment Discretion   ManagersVoting Authority (Shares)
                       Class     Number     Value     Principa(a) Sole(b) Shar(c) Shared      (a) Sole(b) Shar(c) None
                                                      Amount                  Other

Abbott Labs            Common    002824100   8,384,964  173100    7900  165200None    None        3000None      170100
Agilent Technologies InCommon    00846U101   2,134,976   38995    1638   37357None    None         762None       38233
Allstate Corp.         Common    020002101   1,509,702   34658       0   34658None    None           0None       34658
American Home          Common    026609107   3,088,530   48600       0   48600None    None           0None       48600
Automatic Data ProcessiCommon    053015103   2,886,936   45600       0   45600None    None           0None       45600
BP Amoco p.l.c.        ADS       055622104  15,295,505  319455    6874  312581None    None        3174None      316281
Berkshire Hathaway Inc.Class A   084670108     142,000       2       0       2None    None           0None           2
Berkshire Hathaway Inc.Class B   084670207  11,562,848    4912     163    4749None    None          55None        4857
Buckeye Cellulose Corp.Common    11815H104     703,000   50000       0   50000None    None           0None       50000
Coca Cola Co.          Common    191216100   5,816,723   95450    3600   91850None    None           0None       95450
Colgate-Palmolive Co.  Common    194162103   6,041,880   93600     800   92800None    None           0None       93600
Dell Computer          Common    247025109   1,235,275   70830   14200   56630None    None        4000None       66830
Disney, (Walt) Co.     Common    254687106   9,876,122  341262    8500  332762None    None        2400None      338862
Exxon Corp.            Common    302290101  18,231,318  209700    5600  204100None    None        2400None      207300
General Electric Co.   Common    369604103  30,849,869  643510    4800  638710None    None           0None      643510
Gilead Sciences Inc.   Common    375558103     257,114    3100       0    3100None    None           0None        3100
Grainger,  W.W. Inc.   Common    384802104   1,095,000   30000       0   30000None    None           0None       30000
Hewlett Packard Co.    Common    428236103   7,802,263  247220   10100  237120None    None        4000None      243220
Intel Corp.            Common    458140100  21,839,552  726532   18300  708232None    None        8000None      718532
International Business Common    459200101   1,461,320   17192    3200   13992None    None        2000None       15192
JLG Industries Inc.    Common    466210101   1,999,237  188075   14400  173675None    None        4500None      183575
Johnson & Johnson      Common    478160104  33,850,332  322200    6200  316000None    None        3000None      319200
Leggett & Platt Inc.   Common    524660107   9,105,973  480780   25800  454980None    None        7400None      473380
Lowes Companies, Inc.  Common    548661107     461,688   10375       0   10375None    None           0None       10375
Merck & Co. Inc.       Common    589331107  46,094,798  492308    9920  482388None    None        3000None      489308
Microsoft Corp.        Common    594918104  12,159,414  280300    2900  277400None    None           0None      280300
Herman Miller Inc.     Common    600544100   9,369,625  325900   17900  308000None    None        6000None      319900
Molex Inc.             Common    608554101   7,958,887  224194    1757  222437None    None        1757None      222437
Molex Inc. Class A     Class A   608554200   8,008,563  314802   16551  298251None    None        4882None      309920
Morgan, (J. P.) & Co.  Common    616880100     347,550    2100    1200     900None    None           0None        2100
Motorola, Inc          Common    620076109   7,144,281  352804   16000  336804None    None        5400None      347404
Napro Biotherapeutics  Common    630795102     296,800   35000       0   35000None    None           0None       35000
Newell Co.             Common    651192106     593,775   26100       0   26100None    None           0None       26100
Northern Trust Corp.   Common    665859104  15,600,797  191280   10400  180880None    None        4200None      187080
Old Second Bancorp     Common    680277100   1,254,000   52800       0   52800None    None           0None       52800
Pepsico, Inc           Common    713448108  14,640,024  295400    8800  286600None    None        3000None      292400
Qualcomm, Inc.         Common    747525103  17,588,660  214000    2500  211500None    None           0None      214000
SBC Communications     Common    78387G103   3,101,601   64955    1579   63376None    None        1579None       63376
Schering- Plough, Inc. Common    806605101  30,263,527  533278    9400  523878None    None        4000None      529278
Schlumberger, Ltd.     Common    806857108  11,983,006  149900     700  149200None    None           0None      149900
State Street Corp.     Common    857119101  36,271,804  292020    8500  283520None    None        2600None      289420
Strattec Security Corp.Common    863111100   1,007,500   32500       0   32500None    None           0None       32500
Sysco Corp.            Common    871829107  10,884,000  362800   20600  342200None    None        6000None      356800
Thermo Electron Corp.  Common    883556102   8,370,668  281367    8362  273005None    None        3375None      277992
Transocean Sedco Forex Common    893817106   1,316,612   28622     135   28487None    None           0None       28622
Tricon Global Rest.    Common    895953107     752,070   22790    1880   20910None    None         300None       22490
Tyco International Ltd.Common    902124106   1,498,500   27000       0   27000None    None           0None       27000
Walgreen Co.           Common    931422109  30,083,131  719520   27100  692420None    None        8600None      710920


COLUMN TOTALS                               472,221,722







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